Debt instruments - Reinstated Senior Notes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 29, 2024	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Percentage of old notes exchanged under restructuring						98.60%
Accrued and unpaid interest paid.			$ 26,192,000	$ 42,207,000	$ 60,822,000
Old Notes
Disclosure of detailed information about financial instruments [line items]
Notes issued							$ 350,000,000
Interest rate (as a percent)							9.375%
Notional amount						$ 1,000
Proceed for subscription of new ordinary shares of the company						$ 51,611,000
Senior Secured Notes due in 2025
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)						9.375%
Notional amount						$ 1,000
Percentage of Repurchase			101.00%
Percentage of Reinstated Senior Notes redeemed	102.34375%	102.3475%
Aggregate principal amount redeemed.	$ 147,624,000	$ 150,000,000
Accrued and unpaid interest paid.	$ 4,075,000	$ 14,000,000